SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Unobservable Inputs Redeemable Convertible Preferred Stock Warrant Liability (Details)	Dec. 31, 2022 $ / shares	Dec. 31, 2021 $ / shares
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Term	2 years 5 months 1 day	3 years 5 months 1 day
Risk-free rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	0.0428	0.0103
Measurement Input, Expected Dividend Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	0	0
Volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	1	0.90
Stock price
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	2.16	9.87
Exercise price
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	11.50	11.50